Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
KNOT Shuttle Tankers 20 AS | Tuva Knutsen
Related Party Transaction
Purchase price	$ 97,500
Outstanding indebtedness	69,000
Capitalized fees	400
Related Party | KOAS
Related Party Transaction
Margin rate on administration cost		5.00%
Related Party | Equipment purchased | Bodil Knutsen ballast water treatment system installed
Related Party Transaction
Amount of parts purchased			$ 580	$ 1,150
KNOT Shuttle Tankers AS
Related Party Transaction
Percentage of voyage commission earned		1.25%	1.25%	1.25%
TSSI
Related Party Transaction
Percentage ownership in joint venture		50.00%
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture		50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture		50.00%
KNOT | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired		100.00%
KNOT | KNOT Management
Related Party Transaction
Ownership percentage acquired		100.00%
KNOT
Related Party Transaction
Cash payment received relating to difference between the prices of transactions	1,100
KNOT | Dan Cisne | KNOT Shuttle Tankers 20 AS
Related Party Transaction
Sale price	$ 30,000